Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

Note 8 — LEASES

Operating lease

In February 2021, the Group took delivery of the Top Advancer, a 2016-built bulk carrier for a 59-month bareboat charter-in agreement. No purchase option or obligation clause is stipulated in the bareboat charter contract. The Group has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Group has recognized an operating lease liability based on the net present value of the remaining charter-in payments based on rate at the lease commencement and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. Any changes resulted from the index or rate change is charged to expense during the period they occur.

In January 2026, the Group entered into a 36-month operating lease for residential premises located at 39 Ocean Drive, Singapore 098187, for use by its employees. The lease commenced on January 1, 2026, and is scheduled to expire on December 31, 2028. Monthly rent is $19,318 (S$25,000), payable quarterly in advance. The Group provided a security deposit of $57,955 (S$75,000), equivalent to three months’ rent.

For the years ended June 30, 2026, 2025 and 2024, cash paid for operating lease liabilities amounted to $2,496,879, $2,630,252 and $2,920,500, respectively, which equals the total lease expenses in the table below.

The components of lease expenses for the years ended June 30, 2026, 2025 and 2024 were as follows:

	For the years ended June 30,
	2026	2025	2024
Fixed operating lease	$1,695,050	$3,158,279	$3,158,279
Variable operating lease	801,829	(528,027)	(237,779)
Total lease expense	$2,496,879	$2,630,252	$2,920,500

The variable operating lease expense depending on the BSI (Baltic Supramax index) published by the Baltic Exchange is measured on a monthly basis and recognized during the period in which it incurred.

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2026	As of June 30, 2025
Right-of-use assets-operating lease, net	$570,427	$1,560,385

Operating lease liabilities – current	225,919	1,437,353
Operating lease liabilities – non-current	344,508	—
Total operating lease liabilities	$570,427	$1,437,353

The weighted average remaining lease terms and discount rate for operating lease were as follows as of June 30, 2026 and 2025:

	As of June 30, 2026	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.5 years	0.5 years
Weighted average discount rate	1.33%	4.16%

The following is a schedule of maturities of operating lease liabilities (excluding variable payments) as of June 30, 2026:

Twelve months ending June 30,
2027	$231,821
2028	231,821
2029	115,911
Total future minimum lease payments	$579,553
Less: imputed interest	9,126
Present value of lease liabilities	$570,427

Short-term operating lease

The Group leased office space from a related party with fixed lease term of 1 year with no purchase or renew option. The Group also leased staff dormitory from a third party. The Group elects not to apply the recognition requirements in ASC 842 to short-term leases and recognizes the lease payments in profit or loss on a straight-line basis over the lease term. Short-term lease expense amounted to $31,587, $34,448 and $27,443 for the years ended June 30, 2026, 2025 and 2024.

Financing leases

In September 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 11). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period.

The Group has performed an assessment for Top Diligence considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized vessel, net and a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.4%). As of June 30, 2026 and 2025, the outstanding balance of lease liabilities was $4,897,108 and $6,739,912, respectively, and is repayable in 26 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

In January 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 11). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group has performed an assessment for Top Elegance considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.8%). As of June 30, 2026 and 2025, the outstanding balance of lease liabilities was $5,595,647 and $7,275,788, respectively, and is repayable in 30 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

The total amount of financing lease expense, including amortization and interest expenses recognized in the combined and consolidated statements of (loss) income for the years ended June 30, 2026, 2025 and 2024 were as follows:

	For the years ended June 30,
	2026	2025	2024
Depreciation expenses	$2,704,847	$2,704,847	$2,704,848
Interest expenses-fixed	948,334	1,196,602	1,443,772
Interest expenses-variable	217,831	238,965	496,612
Total	$3,871,012	$4,140,414	$4,645,232

The variable interest expenses depending on LIBOR (later replaced by SOFR) are measured on a monthly basis and recognized during the period in which they are incurred.

Supplemental balance sheet information related to financing leases was as follows:

	As of June 30, 2026	As of June 30, 2025
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	$35,085,565	$38,118,961
Financing lease liabilities – current	$3,102,919	$3,338,390
Financing lease liabilities – non-current	7,389,836	10,677,310
Total financing lease liabilities	$10,492,755	$14,015,700

The weighted average remaining lease terms and discount rates for financing leases were as follows as of June 30, 2026 and 2025:

	As of June 30, 2026	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.34 years	3.34 years
Weighted average discount rate	7.61%	7.61%

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of June 30, 2026:

Twelve months ending June 30,
2027	3,801,801
2028	3,753,139
2029	4,182,754
Total future minimum lease payments	$11,737,694
Less: imputed interest	1,244,939
Present value of lease liabilities	$10,492,755